Application of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers_The Reconciliation Of The Ending Allowances And Provision In Accordance With IAS 39 To The Opening Allowances In Accordance With IFRS 9(Details)
₩ in Millions
Jan. 01, 2018 KRW (₩)
Disclosure Of Allowances And Provision At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39	₩ 2,484,738
Reclassification	(45,763)
Remeasurement	588,302
IFRS 9	3,027,277
Allowances For Financial Assets In Accordance With IAS 39 | Allowances For Financial Assets In Accordance With IFRS 9 [Member]
Disclosure Of Allowances And Provision At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39	2,215,045
Reclassification	(45,763)
Remeasurement	557,490
IFRS 9	2,726,772
Due from financial institutions | Financial assets at amortised cost
Disclosure Of Allowances And Provision At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39	0
Reclassification	0
Remeasurement	1,797
IFRS 9	1,797
Loans | Financial assets at fair value through profit or loss
Disclosure Of Allowances And Provision At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39	45,763
Reclassification	(45,763)
Remeasurement	0
IFRS 9	0
Loans | Financial assets at amortised cost
Disclosure Of Allowances And Provision At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39	2,064,469
Reclassification	0
Remeasurement	544,468
IFRS 9	2,608,937
Other financial assets | Financial assets at amortised cost
Disclosure Of Allowances And Provision At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39	104,813
Reclassification	0
Remeasurement	5,086
IFRS 9	109,899
Available-for-sale Securities- Debt | Financial assets measured at fair value through other comprehensive income
Disclosure Of Allowances And Provision At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39	0
Reclassification	0
Remeasurement	4,433
IFRS 9	4,433
Available-for-sale Securities- Debt | Financial assets at amortised cost
Disclosure Of Allowances And Provision At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39	0
Reclassification	0
Remeasurement	176
IFRS 9	176
Debt securities held to maturity | Financial assets at amortised cost
Disclosure Of Allowances And Provision At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39	0
Reclassification	0
Remeasurement	1,530
IFRS 9	1,530
Unused commitments and guarantees | Unused commitments and guarantees
Disclosure Of Allowances And Provision At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39	267,011
Reclassification	0
Remeasurement	28,637
IFRS 9	295,648
Financial guarantees | Financial guarantee contrancts
Disclosure Of Allowances And Provision At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39	2,682
Reclassification	0
Remeasurement	2,175
IFRS 9	₩ 4,857